VAN KAMPEN FOCUS PORTFOLIOS, SERIES 376
                        Tele-Global Portfolio, Series 33

              Supplement to the Prospectus dated February 18, 2003

         Notwithstanding anything to the contrary in the prospectus, the deferred sales charge for Tele-Global Portfolio, Series 33 will accrue daily from September 10, 2003 through February 9, 2004.

Supplement Dated:  June 10, 2003